Note 3 - Recent Real Estate Transactions - Properties Acquired (Details) - Model Home Properties [Member] - Residential Properties [Member]	Dec. 31, 2019 USD ($)
Land	$ 2,495,436
Buildings and other	10,542,126
Total purchase price	$ 13,037,562